Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000015521 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	BCHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 1,643,061,596
Holdings Count | holding	666
Advisory Fees Paid, Amount	$ 3,057,095
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

C000087984 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	BCHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 1,643,061,596
Holdings Count | holding	666
Advisory Fees Paid, Amount	$ 3,057,095
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

C000189669 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	ACYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 1,643,061,596
Holdings Count | holding	666
Advisory Fees Paid, Amount	$ 3,057,095
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

C000015522 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	CAYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 1,643,061,596
Holdings Count | holding	666
Advisory Fees Paid, Amount	$ 3,057,095
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

C000015524 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	CAYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Net Assets	$ 1,643,061,596
Holdings Count | holding	666
Advisory Fees Paid, Amount	$ 3,057,095
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Affiliated Funds	0.5%
Warrants	0.0%
Other Assets and Liabilities	1.0%

C000015525 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	BCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 2,221,727,663
Holdings Count | holding	1,052
Advisory Fees Paid, Amount	$ 3,234,198
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

C000087985 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	BCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,221,727,663
Holdings Count | holding	1,052
Advisory Fees Paid, Amount	$ 3,234,198
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

C000189670 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ACYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 2,221,727,663
Holdings Count | holding	1,052
Advisory Fees Paid, Amount	$ 3,234,198
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

C000087986 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	BCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 2,221,727,663
Holdings Count | holding	1,052
Advisory Fees Paid, Amount	$ 3,234,198
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

C000087987 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	BCIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Net Assets	$ 2,221,727,663
Holdings Count | holding	1,052
Advisory Fees Paid, Amount	$ 3,234,198
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.8%
Affiliated Funds	0.5%
Other Assets and Liabilities	(1.3)%

C000015528 [Member]
Shareholder Report [Line Items]
Fund Name	California Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BCTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 113,408,866
Holdings Count | holding	65
Advisory Fees Paid, Amount	$ 271,138
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$113,408,866
Management Fees (dollars paid during the reporting period)	$271,138
Total Number of Portfolio Holdings	65
7-Day Current Yield - Investor Class	1.49%
7-Day Effective Yield - Investor Class	1.50%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	100.1%
Other Assets and Liabilities	(0.1)%